GOODWILL - Changes in Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill
Goodwill at beginning of the year	R$ 9,469,311	R$ 9,112,390	R$ 7,891,142
Foreign exchange effect	2,634,208	356,921	1,221,248
Impairment	0	0	0
Goodwill at end of the year	12,103,519	9,469,311	9,112,390
Gross
Changes in goodwill
Goodwill at beginning of the year	17,445,205	16,783,958	14,500,381
Foreign exchange effect	4,976,383	661,247	2,283,577
Goodwill at end of the year	22,421,588	17,445,205	16,783,958
Accumulated impairment losses
Changes in goodwill
Goodwill at beginning of the year	(7,975,894)	(7,671,568)	(6,609,239)
Foreign exchange effect	(2,342,175)	(304,326)	(1,062,329)
Goodwill at end of the year	R$ (10,318,069)	R$ (7,975,894)	R$ (7,671,568)